PAYROLL AND SOCIAL SECURITY TAXES PAYABLE	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
PAYROLL AND SOCIAL SECURITY TAXES PAYABLE	PAYROLL AND SOCIAL SECURITY TAXES PAYABLE

	As of December 31,
	2020	2019

Salaries	12,018	8,376
Social security tax	22,140	13,564
Provision for vacation, bonus and others	77,015	49,909
Directors fees	139	281
Other	569	122
TOTAL	111,881	72,252